EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2024 and 2023, we have the following participation in investments that are recorded using the equity method:

	2024	2023
Avenir LNG Limited (“Avenir”)	23.4%	23.5%
Logística e Distribuição de Gás S.A. (“LOGAS”)	58.0%	58.0%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Aqualung Carbon Capture AS (“Aqualung”)	4.4%	4.4%
Higas Holdings Limited (“Higas”)	25.0%	—%
MGAS Comercializadora de Gás Natural Ltda. (“MGAS”)	—%	51.0%

The carrying amounts of our equity method investments as of December 31, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Avenir	28,934	35,729
LOGAS	7,183	9,261
ECGS	5,502	5,237
Aqualung	2,046	2,244
MGAS (1)	—	1,511
Total equity method investments	43,665	53,982
(1) In May 2024, Macaw Energies Brasil Serviços de Gás Natural Ltda, our wholly owned subsidiary, completed the disposal of its 51% equity interest in MGAS for a consideration of $0.8 million. This resulted in a loss on disposal of $0.5 million.
The components of our equity method investments are as follows:

(in thousands of $)	2024	2023
Balance as of January 1,	53,982	104,108
Additions	3,948	9,678
Net losses	(4,668)	(2,520)
Guarantees	(957)	(751)
Share of other comprehensive losses	(579)	(488)
Dividends	(456)	—
Net proceeds (including non-cash consideration) from disposals	(4,771)	(56,045)
Impairment of equity method investment	(2,834)	—
Balance as of December 31,	43,665	53,982